Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share
	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(980,031)	$(237,886)	$(2,758,291)	$(793,731)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,727,500	5,031,250	17,083,104	4,915,865
Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)	$(0.16)	$(0.16)
	For the Period From August 21, 2020 (inception) through September 30, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$—	$(1,032)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	—	4,375,000
Basic and diluted net loss per ordinary share	$—	$(0.00)